Subsequent Events - Prices utilized in the reserve estimates before adjustments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Events
Oil per Bbl	94.14	66.55	39.54
Natural gas per Mcf	6.36	3.60	1.99